SUPPLEMENTAL CASH FLOW INFORMATION (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in working capital
(Increase) decrease in accounts receivables and current assets	$ (162)	$ 36	$ (9)
Increase (decrease) in prepaid expenses	46	(73)	21
Increase (decrease) in trade payables and accrued liabilities	21	(15)	(180)
Total changes in working capital	(95)	(52)	(168)
Additional cash flow disclosures
Amount transferred from reserve to deficit	301	2,725	284
Share issuance costs, fair value of options	39
Share issuance costs, fair value of warrants	2,080	48
Accrued exploration and evaluation expenditures	$ 767	34	$ 86
Capital contribution reallocation on loan settlement		$ 265